Total
Putnam RetirementReady 2060 Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady 2060 Fund		Class A Shares 2060	Class B Shares 2060	Class C Shares 2060	Class R Shares 2060		Class R6 Shares 2060		Class Y Shares 2060
Management Fees (as a percentage of Assets)	[1]	0.54%	0.54%	0.54%	0.54%		0.54%		0.54%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%		none		none
Other Expenses (as a percentage of Assets):		3.45%	3.45%	3.45%	3.60%	[2]	3.35%	[3]	3.45%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%		0.61%		0.61%
Expenses (as a percentage of Assets)		4.85%	5.60%	5.60%	5.25%		4.50%		4.60%
Fee Waiver or Reimbursement	[4]	(3.95%)	(3.95%)	(3.95%)	(3.95%)		(3.95%)		(3.95%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[2]	Restated to reflect higher investor servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[3]	Restated to reflect lower investors servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2031. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2060 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2060	662	845	1,045	1,619
Class B Shares 2060	668	820	1,097	1,754	168	520	897	1,754
Class C Shares 2060	268	520	897	1,955	168	520	897	1,955
Class R Shares 2060	132	412	713	1,568
Class R6 Shares 2060	56	176	307	689
Class Y Shares 2060	66	208	362	810

Putnam RetirementReady 2055 Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady 2055 Fund		Class A Shares 2055	Class B Shares 2055	Class C Shares 2055	Class R Shares 2055		Class R6 Shares 2055		Class Y Shares 2055
Management Fees (as a percentage of Assets)	[1]	0.53%	0.53%	0.53%	0.53%		0.53%		0.53%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%		none		none
Other Expenses (as a percentage of Assets):		0.56%	0.56%	0.56%	0.71%	[2]	0.46%	[3]	0.56%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%		0.61%		0.61%
Expenses (as a percentage of Assets)		1.95%	2.70%	2.70%	2.35%		1.60%		1.70%
Fee Waiver or Reimbursement	[4]	(1.05%)	(1.05%)	(1.05%)	(1.05%)		(1.05%)		(1.05%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[2]	Restated to reflect higher investor servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[3]	Restated to reflect lower investors servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2055 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2055	662	845	1,273	2,461
Class B Shares 2055	668	820	1,330	2,596	168	520	1,130	2,596
Class C Shares 2055	268	520	1,130	2,782	168	520	1,130	2,782
Class R Shares 2055	132	412	950	2,425
Class R6 Shares 2055	56	176	553	1,614
Class Y Shares 2055	66	208	607	1,726

Putnam RetirementReady 2050 Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady 2050 Fund		Class A Shares 2050	Class B Shares 2050	Class C Shares 2050	Class R Shares 2050		Class R6 Shares 2050		Class Y Shares 2050
Management Fees (as a percentage of Assets)	[1]	0.52%	0.52%	0.52%	0.52%		0.52%		0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%		none		none
Other Expenses (as a percentage of Assets):		0.29%	0.29%	0.29%	0.44%	[2]	0.19%	[3]	0.29%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%		0.61%		0.61%
Expenses (as a percentage of Assets)		1.67%	2.42%	2.42%	2.07%		1.32%		1.42%
Fee Waiver or Reimbursement	[4]	(0.77%)	(0.77%)	(0.77%)	(0.77%)		(0.77%)		(0.77%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[2]	Restated to reflect higher investor servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[3]	Restated to reflect lower investors servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2050 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2050	662	845	1,213	2,243
Class B Shares 2050	668	820	1,269	2,378	168	520	1,069	2,378
Class C Shares 2050	268	520	1,069	2,568	168	520	1,069	2,568
Class R Shares 2050	132	412	887	2,203
Class R6 Shares 2050	56	176	488	1,375
Class Y Shares 2050	66	208	542	1,489

Putnam RetirementReady 2045 Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady 2045 Fund		Class A Shares 2045	Class B Shares 2045	Class C Shares 2045	Class R Shares 2045		Class R6 Shares 2045		Class Y Shares 2045
Management Fees (as a percentage of Assets)	[1]	0.51%	0.51%	0.51%	0.51%		0.51%		0.51%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%		none		none
Other Expenses (as a percentage of Assets):		0.28%	0.28%	0.28%	0.43%	[2]	0.18%	[3]	0.28%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%		0.61%		0.61%
Expenses (as a percentage of Assets)		1.65%	2.40%	2.40%	2.05%		1.30%		1.40%
Fee Waiver or Reimbursement	[4]	(0.75%)	(0.75%)	(0.75%)	(0.75%)		(0.75%)		(0.75%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[2]	Restated to reflect higher investor servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[3]	Restated to reflect lower investors servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2045 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2045	662	845	1,208	2,227
Class B Shares 2045	668	820	1,264	2,362	168	520	1,064	2,362
Class C Shares 2045	268	520	1,064	2,552	168	520	1,064	2,552
Class R Shares 2045	132	412	883	2,187
Class R6 Shares 2045	56	176	484	1,357
Class Y Shares 2045	66	208	538	1,472

Putnam RetirementReady 2040 Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady 2040 Fund		Class A Shares 2040	Class B Shares 2040	Class C Shares 2040	Class R Shares 2040		Class R6 Shares 2040		Class Y Shares 2040
Management Fees (as a percentage of Assets)	[1]	0.50%	0.50%	0.50%	0.50%		0.50%		0.50%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%		none		none
Other Expenses (as a percentage of Assets):		0.21%	0.21%	0.21%	0.36%	[2]	0.11%	[3]	0.21%
Acquired Fund Fees and Expenses		0.59%	0.59%	0.59%	0.59%		0.59%		0.59%
Expenses (as a percentage of Assets)		1.55%	2.30%	2.30%	1.95%		1.20%		1.30%
Fee Waiver or Reimbursement	[4]	(0.65%)	(0.65%)	(0.65%)	(0.65%)		(0.65%)		(0.65%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[2]	Restated to reflect higher investor servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[3]	Restated to reflect lower investors servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2040 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2040	662	845	1,187	2,148
Class B Shares 2040	668	820	1,242	2,283	168	520	1,042	2,283
Class C Shares 2040	268	520	1,042	2,474	168	520	1,042	2,474
Class R Shares 2040	132	412	860	2,106
Class R6 Shares 2040	56	176	460	1,270
Class Y Shares 2040	66	208	514	1,386

Putnam RetirementReady 2035 Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady 2035 Fund		Class A Shares 2035	Class B Shares 2035	Class C Shares 2035	Class R Shares 2035		Class R6 Shares 2035		Class Y Shares 2035
Management Fees (as a percentage of Assets)	[1]	0.49%	0.49%	0.49%	0.49%		0.49%		0.49%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%		none		none
Other Expenses (as a percentage of Assets):		0.22%	0.22%	0.22%	0.37%	[2]	0.12%	[3]	0.22%
Acquired Fund Fees and Expenses		0.56%	0.56%	0.56%	0.56%		0.56%		0.56%
Expenses (as a percentage of Assets)		1.52%	2.27%	2.27%	1.92%		1.17%		1.27%
Fee Waiver or Reimbursement	[4]	(0.62%)	(0.62%)	(0.62%)	(0.62%)		(0.62%)		(0.62%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[2]	Restated to reflect higher investor servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[3]	Restated to reflect lower investors servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2035 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2035	662	845	1,180	2,124
Class B Shares 2035	668	820	1,235	2,259	168	520	1,035	2,259
Class C Shares 2035	268	520	1,035	2,451	168	520	1,035	2,451
Class R Shares 2035	132	412	854	2,082
Class R6 Shares 2035	56	176	453	1,244
Class Y Shares 2035	66	208	508	1,360

Putnam RetirementReady 2030 Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady 2030 Fund		Class A Shares 2030	Class B Shares 2030	Class C Shares 2030	Class R Shares 2030		Class R6 Shares 2030		Class Y Shares 2030
Management Fees (as a percentage of Assets)	[1]	0.48%	0.48%	0.48%	0.48%		0.48%		0.48%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%		none		none
Other Expenses (as a percentage of Assets):		0.20%	0.20%	0.20%	0.35%	[2]	0.10%	[3]	0.20%
Acquired Fund Fees and Expenses		0.54%	0.54%	0.54%	0.54%		0.54%		0.54%
Expenses (as a percentage of Assets)		1.47%	2.22%	2.22%	1.87%		1.12%		1.22%
Fee Waiver or Reimbursement	[4]	(0.57%)	(0.57%)	(0.57%)	(0.57%)		(0.57%)		(0.57%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[2]	Restated to reflect higher investor servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[3]	Restated to reflect lower investors servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2030 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2030	662	845	1,169	2,084
Class B Shares 2030	668	820	1,224	2,219	168	520	1,024	2,219
Class C Shares 2030	268	520	1,024	2,412	168	520	1,024	2,412
Class R Shares 2030	132	412	842	2,041
Class R6 Shares 2030	56	176	442	1,200
Class Y Shares 2030	66	208	496	1,316

Putnam RetirementReady 2025 Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady 2025 Fund		Class A Shares 2025	Class B Shares 2025	Class C Shares 2025	Class R Shares 2025		Class R6 Shares 2025		Class Y Shares 2025
Management Fees (as a percentage of Assets)	[1]	0.47%	0.47%	0.47%	0.47%		0.47%		0.47%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%		none		none
Other Expenses (as a percentage of Assets):		0.21%	0.21%	0.21%	0.36%	[2]	0.11%	[3]	0.21%
Acquired Fund Fees and Expenses		0.53%	0.53%	0.53%	0.53%		0.53%		0.53%
Expenses (as a percentage of Assets)		1.46%	2.21%	2.21%	1.86%		1.11%		1.21%
Fee Waiver or Reimbursement	[4]	(0.56%)	(0.56%)	(0.56%)	(0.56%)		(0.56%)		(0.56%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[2]	Restated to reflect higher investor servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[3]	Restated to reflect lower investors servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady 2025 Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares 2025	662	845	1,167	2,076
Class B Shares 2025	668	820	1,222	2,211	168	520	1,022	2,211
Class C Shares 2025	268	520	1,022	2,404	168	520	1,022	2,404
Class R Shares 2025	132	412	840	2,033
Class R6 Shares 2025	56	176	439	1,191
Class Y Shares 2025	66	208	494	1,307

Putnam RetirementReady Maturity Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam RetirementReady Maturity Fund		Class A Shares Maturity	Class B Shares Maturity	Class C Shares Maturity	Class R Shares Maturity		Class R6 Shares Maturity		Class Y Shares Maturity
Management Fees (as a percentage of Assets)	[1]	0.46%	0.46%	0.46%	0.46%		0.46%		0.46%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%		none		none
Other Expenses (as a percentage of Assets):		0.24%	0.24%	0.24%	0.39%	[2]	0.14%	[3]	0.24%
Acquired Fund Fees and Expenses		0.53%	0.53%	0.53%	0.53%		0.53%		0.53%
Expenses (as a percentage of Assets)		1.48%	2.23%	2.23%	1.88%		1.13%		1.23%
Fee Waiver or Reimbursement	[4]	(0.58%)	(0.58%)	(0.58%)	(0.58%)		(0.58%)		(0.58%)
Net Expenses (as a percentage of Assets)		0.90%	1.65%	1.65%	1.30%		0.55%		0.65%
[1]	Restated to reflect the management fee under the fund's new management contract, which will take effect on January 4, 2021.
[2]	Restated to reflect higher investor servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[3]	Restated to reflect lower investors servicing fees under a new investor servicing contract, which will take effect on January 4, 2021.
[4]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through November 30, 2024. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. The example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.

Expense Example - Putnam RetirementReady Maturity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A Shares Maturity	488	676	1,007	1,945
Class B Shares Maturity	668	820	1,226	2,227	168	520	1,026	2,227
Class C Shares Maturity	268	520	1,026	2,419	168	520	1,026	2,419
Class R Shares Maturity	132	412	845	2,050
Class R6 Shares Maturity	56	176	444	1,209
Class Y Shares Maturity	66	208	498	1,325